Operating segment - Summary of Non-current Assets by Geographical Areas (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Disclosure of geographical areas [line items]
Non-current assets	$ 685,448	$ 670,874	$ 671,657	$ 266,198
Canada [Member]
Disclosure of geographical areas [line items]
Non-current assets	447,519	453,801	453,917	67,271
Foreign countries [member] | USA [Member]
Disclosure of geographical areas [line items]
Non-current assets	199,441	$ 217,073	$ 217,740	$ 198,927
Foreign countries [member] | Brazil [Member]
Disclosure of geographical areas [line items]
Non-current assets	31,390
Foreign countries [member] | Mexico [Member]
Disclosure of geographical areas [line items]
Non-current assets	$ 7,098